SCHEDULES OF CONCENTRATION OF RISK BY RISK FACTOR (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Product Information [Line Items]
Revenue	$ 16,872,539	$ 19,444,182	$ 11,993,332
Cost of revenue	16,680,941	22,615,318	12,271,114
Customer A [Member]
Product Information [Line Items]
Revenue	$ 2,631,405	$ 3,935,712	$ 4,240,871
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	14.20%	16.40%	32.00%
Customer A [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Revenue	$ 459,954	$ 106,853
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	31.30%	9.60%
Customer B [Member]
Product Information [Line Items]
Revenue	$ 3,362,796	$ 3,766,619	$ 3,080,696
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	18.10%	15.70%	23.20%
Customer B [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Revenue
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage
Customer C [Member]
Product Information [Line Items]
Revenue	$ 1,032,203	$ 1,023,861	$ 1,358,798
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	5.60%	4.30%	10.30%
Customer C [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Revenue	$ 11,475	$ 25,664
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.80%	2.30%
Customer D [Member]
Product Information [Line Items]
Revenue	$ 4,065,106	$ 4,640,927	$ 675,534
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	21.90%	19.30%	5.10%
Customer D [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Revenue	$ 437,898	$ 332,864
Customer D [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	29.80%	29.80%
Customer [Member]
Product Information [Line Items]
Revenue	$ 11,091,510	$ 13,367,119	$ 9,355,899
Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	59.80%	55.70%	70.60%
Customer [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Revenue	$ 909,327	$ 465,381
Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	61.90%	41.70%
Supplier A [Member]
Product Information [Line Items]
Cost of revenue	$ 2,233,892	$ 2,954,629	$ 6,287,102
Supplier A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	13.40%	13.10%	51.20%
Supplier A [Member] | Accounts Payable [Member]
Product Information [Line Items]
Cost of revenue	$ 54,188	$ 82,058
Supplier A [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	2.10%	5.50%
Supplier B [Member]
Product Information [Line Items]
Cost of revenue	$ 1,279,227	$ 3,332,291	$ 2,588,069
Supplier B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	7.70%	14.70%	21.10%
Supplier B [Member] | Accounts Payable [Member]
Product Information [Line Items]
Cost of revenue	$ 51,156	$ 72,854
Supplier B [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	2.00%	4.90%
Supplier C [Member]
Product Information [Line Items]
Cost of revenue	$ 1,815,015	$ 3,297,225	$ 1,575,852
Supplier C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	10.90%	14.60%	12.80%
Supplier C [Member] | Accounts Payable [Member]
Product Information [Line Items]
Cost of revenue	$ 108,743	$ 466,277
Supplier C [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	4.20%	31.40%
Panaicia Pty Ltd [Member]
Product Information [Line Items]
Cost of revenue	$ 5,526,462	$ 5,922,908
Panaicia Pty Ltd [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	33.10%	26.20%
Panaicia Pty Ltd [Member] | Accounts Payable [Member]
Product Information [Line Items]
Cost of revenue		$ 175,479
Panaicia Pty Ltd [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage		11.80%
Supplier D [Member]
Product Information [Line Items]
Cost of revenue	$ 3,852,869	$ 534,804
Supplier D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	23.10%	2.40%
Supplier D [Member] | Accounts Payable [Member]
Product Information [Line Items]
Cost of revenue	$ 2,301,224	$ 534,804
Supplier D [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	88.50%	36.00%
Supplier [Member]
Product Information [Line Items]
Cost of revenue	$ 14,707,465	$ 16,041,857	$ 10,451,023
Supplier [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	88.20%	71.00%	85.10%
Supplier [Member] | Accounts Payable [Member]
Product Information [Line Items]
Cost of revenue	$ 2,515,311	$ 1,331,472
Supplier [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	96.80%	89.60%